Cash and Interest Bearing Deposits with Banks - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of cash and interest bearing deposits with banks [abstract]
Reserves or minimum balances with central banks	$ 111	$ 1,895